SUMMARY OF MATERIAL ACCOUNTING POLICIES - Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Corporate information and statement of IFRS compliance [abstract]
Goodwill impairment loss	$ 0	$ 0	$ 0